Premises And Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8.4	$ 7.3	$ 7.2
Rent expense	$ 2.1	$ 1.7	$ 1.7